Filed with the Securities and Exchange Commission on May 7, 2010
1933 Act Registration File No.   2-10822
1940 Act File No. 811-00515

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 69	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒

THE WALL STREET FUND, INC.
(Exact Name of Registrant as Specified in Charter)

441 Lexington Avenue, New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 856-8200

Robert P. Morse, President
The Wall Street Fund, Inc.
441 Lexington Avenue
New York, New York 10017
(Name and Address of Agent for Service)

Copies of all communications to:
Richard Teigen, Esq.
Foley & Lardner
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Rachel A. Spearo, Esq.
U.S. Bancorp Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
❑	on May 1, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
❑	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose for this filing is to submit exhibits on Part C.  This Post-Effective Amendment incorporates by reference Parts A and B of Post-Effective Amendment No. 68, filed on April 28, 2010.

THE WALL STREET FUND, INC.
PART C

OTHER INFORMATION

Item 28.  Exhibits.

(a)	Articles of Incorporation

(1)	Articles of Incorporation dated December 21, 1945.(1)

(2)	Articles of Amendment to Registrant’s Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated March 19, 1946.(1)

(3)	Articles of Amendment to Registrant’s Articles of Incorporation as filed with the State Department of Assessments and Taxation of Maryland, dated September 29, 1969.(1)

(b)	Amended and Restated Bylaws (and all amendments thereto)(6)

(c)	Instruments Defining Rights of Security Holders – Incorporated by reference to the Articles of Incorporation.

(d)	Investment Advisory Agreement (1)

(e)	Underwriting Agreement (1)

(f)	Bonus or Profit Sharing Contracts — Not applicable.

(g)	Custody Agreement (7)

(h)	Other Material Contracts

(1)         Fund Administration Servicing Agreement (4) (7)

(2)	Transfer Agent Servicing Agreement (4)

a) Amendment dated January 1, 2002 (7)

b) Amendment dated July 24, 2002 (7)

c) Amendment dated March 7, 2006 (7)

(3)	Fund Accounting Servicing Agreement (7)

(4)	Shareholder Servicing (3)

(5)	Power of Attorney (4)

(i)	Opinion and Consent of Counsel – Not applicable.

(j)	Consent of Independent Registered Public Accounting Firm – Not applicable.

(k)	Omitted Financial Statements — Not applicable.

(l)	Form of Agreement Relating to Initial Capital — Not applicable.

(m)	Rule 12b-1 Plan — Not applicable.

(n)	Rule 18f-3 Plan — Not applicable.

(o)	Reserved.

(p)	Code of Ethics (4)

(1) Filed herewith.
(2) Previously filed with Post-Effective Amendment No. 51 to Registrant’s Registration Statement on April 30, 1997.
(3) Filed herewith.
(4) Previously filed with Post-Effective Amendment No. 68 to Registrant’s Registration Statement on April 28, 2010.
(5) Previously filed with Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on April 30, 1992.
(6) Previously filed with Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on April 27, 2005.

(7) Previously filed with Post-Effective Amendment No. 65 to Registrant’s Registration Statement filed on April 24, 2008.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Item 4 of Part II of Post-Effective Amendment No. 37 to Registrant’s Registration Statement, filed with the Commission on May 28, 1981, is hereby incorporated by reference.

Reference is made to Article VII of the Registrant’s Declaration of Trust, Article VI of Registrant’s Bylaws and Paragraph 6 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser.

The principal business of Evercore Wealth Management, LLC is the Adviser of the Wall Street Fund, Inc.  See captions “Management of the Fund” in the Prospectus and “Investment Advisory and Other Services” in the Statement of Additional Information.

With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”), dated March 22, 2010.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	None.

(b)	To the best of Registrant's knowledge, the directors and executive officers of Evercore Wealth Management, LLC are as follows:

Name and Principal Business Address	Position and Offices Evercore Wealth Management, LLC	Positions and Offices with Registrant
Robert P. Morse	President and Director	President, Director and Chairperson
Michael R Linburn	Secretary & Treasurer	Executive Vice President & Secretary
Jian H. Wang	Vice President	Executive Vice President & Treasurer
The address of each of the foregoing is 55 East 52nd Street, 36th Floor, New York, NY 10055.

(c) Not Applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Registrant’s Investment Adviser and Principal Underwriter	Evercore Wealth Management, LLC 55 East 52nd Street, 36th Floor New York, NY 10055

Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Dr Suite 302. Milwaukee, WI 53212

Item 34.  Management Services Not Discussed in Parts A and B.

Not applicable.

Item 35.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 7th day of May, 2010.

                            THE WALL STREET FUND, INC.

                             By: /s/ Robert P. Morse
                                Robert P. Morse
                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on May 7, 2010 by the following persons in the capacities indicated.

Signature                                               Title

/s/ Robert P. Morse                                           President, Director and Chairperson
Robert P. Morse

/s/ Amb. Kurt D. Volker *                                     Independent Director
Amb. Kurt D. Volker

Harlan K. Ullman, Ph.D.*                                      Independent Director
Harlan K. Ullman, Ph.D.

Michael R. Linburn*                                              Executive Vice President and Secretary
Michael R. Linburn

Jian H. Wang *                                                       Executive Vice President and Treasurer
Jian H. Wang

* By /s/ Robert P. Morse
Robert P. Morse
Attorney-in-Fact pursuant to
Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory Agreement	EX-99.d
Underwriting Agreement	EX.99.e
Shareholder Servicing Agreement	EX.99.h.4